Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.1 - Schedule 1

Data Compare Summary (Total)
Run Date - 9/13/2025 10:06:46 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	4	0.00%	4
City	0	4	0.00%	4
State	0	4	0.00%	4
Zip	0	4	0.00%	4
Borrower First Name	1	4	25.00%	4
Borrower Last Name	1	4	25.00%	4
Original Loan Amount	0	4	0.00%	4
Original Interest Rate	3	4	75.00%	4
Original P&I	3	4	75.00%	4
Representative FICO	0	4	0.00%	4
Property Type	0	4	0.00%	4
Interest Only	0	4	0.00%	4
Occupancy	0	4	0.00%	4
Purpose	0	4	0.00%	4
Appraised Value	4	4	100.00%	4
Refi Purpose	0	4	0.00%	4
Original CLTV	1	4	25.00%	4
Original LTV	1	4	25.00%	4
Investor: Qualifying Total Debt Ratio	1	4	25.00%	4
Total	15	76	19.74%	4